Financial Assets and Financial Liabilities (Borrowings, Narrative) (Details)	Dec. 31, 2019	Dec. 31, 2018
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the Group's borrowings	3.35%	3.63%